Capital disclosures and net debt (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of the net debt ratio
At 31 December 2020, gearing was 31.3% (2019 31.1%).

		$ million
At 31 December	2020	2019
Finance debt	72,664	67,724
Less: fair value asset (liability) of hedges related to finance debt[a]	2,612	(190)
	70,052	67,914
Less: cash and cash equivalents	31,111	22,472
Net debt	38,941	45,442
Total equity[b]	85,568	100,708
Gearing	31.3%	31.1%
[a]    Derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk associated with net debt with a fair value liability position of $236 million (2019 liability of $601 million) are not included in the calculation of net debt shown above as hedge accounting was not applied for these instruments.
[b]    Total equity in 2020 includes perpetual hybrid bonds issued on 17 June 2020. See Note 32 for further information.

Disclosure of reconciliation of liabilities arising from financing activities
An analysis of changes in liabilities arising from financing activities is provided below.

					$ million
	Finance debt	Currency swaps[a]	Lease liabilities	Net partner payable for leases entered into on behalf of joint operations	Total liabilities arising from financing activities
At 1 January 2020	67,724	918	9,722	290	78,654
Exchange adjustments	349	—	181	4	534
Net financing cash flow	1,589	(226)	(2,442)	(40)	(1,119)
Fair value (gains) losses	2,612	(3,734)	—	—	(1,122)
New and remeasured leases/joint operation payables	—	—	1,579	20	1,599
Other movements	390	77	222	(7)	682
At 31 December 2020	72,664	(2,965)	9,262	267	79,228

At 1 January 2019	65,132	1,486	667	—	67,285
Adjustment on adoption of IFRS16	—	—	9,233	217	9,450
Exchange adjustments	(62)	—	(4)	8	(58)
Net financing cash flow	1,671	2	(2,372)	(14)	(713)
Fair value (gains) losses	924	(570)	—	—	354
New and remeasured leases/joint operations payables	—	—	2,614	82	2,696
Other movements	59	—	(416)	(3)	(360)
At 31 December 2019	67,724	918	9,722	290	78,654
[a]    Previously reported in this column were hedge accounted derivatives related to finance debt. This has been updated in 2020 as described below and comparatives provided on a consistent basis. Currency swaps include cross currency interest rate swaps.